SELECTED STATEMENT OF OPERATIONS DATA (Details 2) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Property Plant And Equipment Net	$ 591	$ 618
Israel
Property, Plant and Equipment [Line Items]
Property Plant And Equipment Net	182	193
Romania
Property, Plant and Equipment [Line Items]
Property Plant And Equipment Net	407	421
United States
Property, Plant and Equipment [Line Items]
Property Plant And Equipment Net	$ 2	$ 4